UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

                    Funds Investor Services 1-800-822-5544

                                                  or

                    Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:    August 31
Date of reporting period: August 31, 2010

ITEM 1.           REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

Tax Free Reserves Portfolio 2010 Annual Report |

Schedule of investments
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.3%

Alabama — 3.1%

Huntsville, AL, Health Care Authority, TECP:

Huntsville Hospital	0.400%	10/7/10	$8,325,000	$8,325,000

Huntsville Hospital	0.330%	11/9/10	31,700,000	31,700,000

Huntsville Hospital	0.300%	12/7/10	32,300,000	32,300,000

Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.300%	9/1/39	9,000,000	9,000,000	(a)(b)

Total Alabama				81,325,000

Alaska — 0.2%

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.300%	4/1/29	5,135,000	5,135,000	(a)(b)

Arizona — 1.4%

Arizona Health Facilities Authority Revenue, Banner Health System, LOC-Scotiabank	0.280%	1/1/35	2,240,000	2,240,000	(a)(b)

Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.460%	12/1/39	1,255,000	1,255,000	(a)(b)(c)

Phoenix, AZ, Civic Improvement Corp., Airport Revenue, TECP:

BAN, LOC-Bank of America N.A.	0.280%	9/2/10	10,100,000	10,100,000

BAN, LOC-Bank of America N.A.	0.340%	9/2/10	14,400,000	14,400,000

Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.460%	6/1/31	2,115,000	2,115,000	(a)(b)(c)

Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.280%	7/1/37	7,415,000	7,415,000	(a)(b)

Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.450%	7/1/18	955,000	955,000	(a)(b)

Total Arizona				38,480,000

California — 14.8%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.450%	4/1/34	1,950,000	1,950,000	(a)(b)

Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA	0.260%	9/15/33	380,000	380,000	(a)(b)

Alameda, CA, Public Financing Authority, Multi- Family Revenue, LIQ-FNMA	0.250%	5/15/35	4,215,000	4,215,000	(a)(b)

California EFA Revenue, Stanford University	0.200%	10/1/17	100,000	100,000	(a)(b)

California EFA, TECP, Stanford University	0.460%	3/16/11	4,000,000	4,000,000

California Health Facilities Finance Authority Revenue, Stanford Hospital	0.200%	11/15/45	12,400,000	12,400,000	(a)(b)

California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.220%	9/1/38	100,000	100,000	(a)(b)

California Health Facilities Financing Authority, TECP	0.350%	9/9/10	11,700,000	11,700,000

California Health Facilities Financing Authority, TECP	0.370%	10/7/10	5,940,000	5,940,000

California Infrastructure & Economic Development Bank Revenue:

Asian Art Museum Foundation, NATL, SPA-JPMorgan Chase	0.240%	6/1/34	20,900,000	20,900,000	(a)(b)

Jserra Catholic High School, LOC-Comercia Bank	0.290%	9/1/34	9,130,000	9,130,000	(a)(b)

Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.280%	12/1/38	12,000,000	12,000,000	(a)(b)

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

California — continued

California MFA Revenue:

Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.280%	7/1/38	$1,500,000	$1,500,000	(a)(b)

The Turning Point School, LOC-U.S. Bank N.A.	0.280%	8/1/34	3,775,000	3,775,000	(a)(b)

California PCFA, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.330%	10/1/10	300,000	300,000	(a)(b)(c)

California PCFA, Solid Waste Disposal Revenue:

Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.330%	10/1/37	5,700,000	5,700,000	(a)(b)(c)

Waste Connections Inc. Project, LOC-Bank of America N.A	0.300%	8/1/18	4,500,000	4,500,000	(a)(b)(c)

California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York	0.240%	5/1/22	200,000	200,000	(a)(b)

California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.400%	9/1/28	840,000	840,000	(a)(b)

California Statewide CDA Revenue, TECP, Kaiser Permanente	0.380%	12/1/10	5,200,000	5,200,000

California Statewide CDA, MFH Revenue:

Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.300%	11/1/36	6,500,000	6,500,000	(a)(b)(c)

Avian Glen Apartments Project, LOC-Citibank N.A.	0.300%	8/1/39	790,000	790,000	(a)(b)(c)

California Statewide CDA, TECP	0.370%	10/6/10	3,340,000	3,340,000

California Statewide CDA, TECP	0.400%	12/8/10	3,800,000	3,800,000

California Statewide CDA, TECP:

Kaiser Permanente	0.340%	10/6/10	3,400,000	3,400,000

Kaiser Permanente	0.370%	10/19/10	7,700,000	7,700,000

Kaiser Permanente	0.380%	11/10/10	26,600,000	26,600,000

Kaiser Permanente	0.380%	11/12/10	22,500,000	22,500,000

Kaiser Permanente	0.400%	12/2/10	4,100,000	4,100,000

Kaiser Permanente	0.410%	12/9/10	4,400,000	4,400,000

Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey	0.260%	10/15/29	4,900,000	4,900,000	(a)(b)

East Bay, CA, MUD Water Systems Revenue	0.300%	3/1/11	4,730,000	4,730,000	(d)

East Bay, CA, MUD Water Systems Revenue, TECP	0.300%	9/8/10	20,000,000	20,000,000

East Bay, CA, MUD Water Systems Revenue, TECP	0.350%	10/6/10	12,900,000	12,900,000

East Bay, CA, MUD, TECP	0.500%	9/9/10	4,800,000	4,800,000

East Bay, CA, MUD, TECP	0.340%	9/10/10	5,700,000	5,700,000

Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.240%	7/1/30	13,300,000	13,300,000	(a)(b)

Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.250%	1/1/25	100,000	100,000	(a)(b)

Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.450%	10/1/23	1,130,000	1,130,000	(a)(b)

Kern County, CA, Board of Education, GO, TRAN	1.250%	11/1/10	4,990,000	4,992,134

Los Angeles, CA, Department of Water & Power, SPA-Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.210%	7/1/34	1,400,000	1,400,000	(a)(b)

Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.200%	7/1/35	5,300,000	5,300,000	(a)(b)

Metropolitan Water District of Southern California	0.350%	3/7/11	4,600,000	4,600,000	(d)

Modesto, CA, Water Revenue, COP, SPA-Bank of America N.A.	0.300%	10/1/36	1,300,000	1,300,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

California — continued

Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank	0.250%	9/1/33	$8,150,000	$8,150,000	(a)(b)

Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.270%	7/1/33	200,000	200,000	(a)(b)

Orange County, CA, Housing Authority, Apartment
Development Revenue, Oasis Martinique I, FNMA, LIQ-FNMA	0.270%	6/15/28	3,400,000	3,400,000	(a)(b)

Orange County, CA, Local Transportation Authority,
TECP, LOC-Dexia Credit Local, Bank of America N.A.,
BNP Paribas, JPMorgan Chase	0.330%	10/8/10	5,400,000	5,400,000

Orange County, CA, TECP:

LOC-Dexia Credit Local	0.320%	9/10/10	3,600,000	3,600,000

LOC-Dexia Credit Local	0.360%	9/14/10	9,500,000	9,500,000

Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.500%	9/1/33	800,000	800,000	(a)(b)

Richmond, CA, GO, TRAN	2.000%	7/14/11	7,480,000	7,570,067

Sacramento County, CA, Housing Authority, MFH Revenue, Ashford Heights Apartments, LIQ-FNMA	0.290%	12/15/39	10,555,000	10,555,000	(a)(b)(c)

Sacramento County, CA, Sanitation District Financing Authority Revenue, LOC-Bank of America N.A.	0.230%	12/1/39	4,500,000	4,500,000	(a)(b)

San Diego County, CA, Regional Transportations,
Sales Tax Revenue, TECP, LOC-Dexia Credit Local	0.330%	9/10/10	3,900,000	3,900,000

San Diego, CA, Housing Authority MFH Revenue, Hillside Garden Apartments, FNMA, LIQ-FNMA	0.280%	1/15/35	4,695,000	4,695,000	(a)(b)(c)

San Diego, CA, Water Authority, TECP, LOC-Dexia Credit Local	0.330%	9/10/10	10,300,000	10,300,000

San Rafael, CA, GO, TRAN	2.000%	7/28/11	3,940,000	3,984,185

Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America	0.500%	6/1/33	365,000	365,000	(a)(b)

Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.240%	12/1/32	1,220,000	1,220,000	(a)(b)

Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	31,400,000	31,400,000

West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.300%	8/1/21	9,405,000	9,405,000	(a)(b)

Total California				392,056,386

Colorado — 1.8%

Colorado Educational & Cultural Facilities Authority
Revenue:

National Jewish Federation of Greater Philadelphia, LOC- Bank of America N.A.	0.250%	5/1/38	6,785,000	6,785,000	(a)(b)

YMCA Rockies Project, LOC-Bank of America N.A.	0.250%	10/1/38	4,100,000	4,100,000	(a)(b)

Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.280%	7/1/27	591,000	591,000	(a)(b)

Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.300%	3/1/44	3,100,000	3,100,000	(a)(b)

Colorado HFA, EDR:

Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.460%	7/1/28	3,800,000	3,800,000	(a)(b)(c)

Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.	0.460%	9/15/13	1,020,000	1,020,000	(a)(b)(c)

Colorado HFA, MFH, SPA-FHLB	0.310%	10/1/35	1,385,000	1,385,000	(a)(b)(c)

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued

Colorado HFA, Multi-Family, Loretto, FNMA, LIQ- FNMA	0.280%	10/15/16	$900,000	$900,000	(a)(b)

Colorado Housing & Finance Authority:

Multi-Family, SPA-FHLB	0.330%	10/1/21	5,670,000	5,670,000	(a)(b)(c)

Single-Family Mortgage, SPA-FHLB	0.330%	11/1/21	3,960,000	3,960,000	(a)(b)(c)

Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	11/1/25	2,900,000	2,900,000	(a)(b)

Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.250%	12/1/29	430,000	430,000	(a)(b)

Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.300%	12/1/25	1,470,000	1,470,000	(a)(b)

Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.300%	12/1/26	1,050,000	1,050,000	(a)(b)

Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.460%	6/1/33	3,710,000	3,710,000	(a)(b)(c)

La Plata County, CO, PCR, BP Amoco Project	0.450%	3/1/16	300,000	300,231	(a)(b)

University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.340%	11/15/33	6,100,000	6,100,000	(a)(b)

Total Colorado				47,271,231

Connecticut — 1.7%

Branford, CT, GO, BAN	2.000%	9/8/10	2,000,000	2,000,565

Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.440%	6/15/34	6,600,000	6,600,000	(a)(b)

Connecticut State HEFA Revenue, Yale University	0.200%	7/1/36	300,000	300,000	(a)(b)

Connecticut State HFA:

Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.360%	11/15/33	17,650,000	17,650,000	(a)(b)(c)

Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.330%	11/15/34	1,200,000	1,200,000	(a)(b)

Housing Mortgage Finance Program, SPA-FHLB	0.340%	5/15/31	2,600,000	2,600,000	(a)(b)(c)

Hartford, CT, GO, BAN	2.500%	4/14/11	3,300,000	3,340,878

Killingly, CT, GO, BAN	1.250%	5/3/11	1,600,000	1,607,765

Torrington, CT, GO, BAN	1.500%	12/1/10	6,500,000	6,517,184

Waterbury, CT, GO, BAN	2.000%	8/31/11	2,980,000	3,025,058	(e)

Total Connecticut				44,841,450

Delaware — 0.2%

University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen	0.250%	11/1/35	5,100,000	5,100,000	(a)(b)

District of Columbia — 1.0%

District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.290%	11/1/38	3,815,000	3,815,000	(a)(b)

District of Columbia Revenue, American Psychological Association, LOC-Bank of America	0.330%	3/1/28	245,000	245,000	(a)(b)

Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.430%	10/1/21	21,340,000	21,340,000	(a)(b)(c)

Total District of Columbia				25,400,000

Florida — 7.7%

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.300%	7/1/31	900,000	900,000	(a)(b)

Florida Municipal Loan Council, TECP, LOC-Bank of America	0.310%	10/25/10	3,500,000	3,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Florida — continued

Highlands County, FL, Health Facilities Authority Revenue:

Adventist Health System, LOC-Wells Fargo Bank N.A.	0.260%	11/15/35	$4,800,000	$4,800,000	(a)(b)

Adventist Health System, Sunbelt Inc., FHLB, LOC-SunTrust Bank	0.290%	11/15/34	18,380,000	18,380,000	(a)(b)

Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wells Fargo Bank N.A.	0.250%	2/1/29	3,300,000	3,300,000	(a)(b)

Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.500%	3/1/36	1,135,000	1,135,000	(a)(b)

Jacksonville, FL, Electric Authority Revenue,
TECP, LOC-Dexia Credit Local	0.360%	9/14/10	8,100,000	8,100,000

Jacksonville, FL, Electric Authority, TECP:

LOC-JPMorgan Chase	0.400%	10/7/10	8,800,000	8,800,000

LOC-JPMorgan Chase	0.310%	10/19/10	8,900,000	8,900,000

Jacksonville, FL, Health Facilities Authority Hospital Revenue:

Baptist Medical Center Project, LOC-Bank of America N.A.	0.250%	8/15/34	15,600,000	15,600,000	(a)(b)

LOC-Bank of America N.A.	0.250%	8/15/33	21,585,000	21,585,000	(a)(b)

Jacksonville, FL, Health Facilities Authority, Hospital Revenue:

Baptist Medical Center Project, LOC-Bank of America N.A.	0.250%	8/15/33	3,100,000	3,100,000	(a)(b)

Baptist Medical Center, LOC-Bank of America N.A.	0.250%	8/15/27	7,695,000	7,695,000	(a)(b)

JEA, FL, Electric System Revenue, SPA- JPMorgan Chase	0.270%	10/1/34	7,395,000	7,395,000	(a)(b)

Miami-Dade County, FL, Expressway Authority Toll System
Revenue, AGM	0.750%	7/1/11	3,000,000	3,005,706

Orange County, FL, Health Facilities Authority Revenue:

Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.300%	10/1/41	3,600,000	3,600,000	(a)(b)

Nemours Foundation, LOC-Bank of America N.A.	0.290%	1/1/39	20,000,000	20,000,000	(a)(b)

Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.350%	10/1/41	600,000	600,000	(a)(b)

Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.300%	10/1/33	24,600,000	24,600,000	(a)(b)

Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.350%	11/15/33	10,700,000	10,700,000	(a)(b)

Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.230%	7/1/37	8,200,000	8,200,000	(a)(b)

Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project, LOC-Fifth Third Bank	0.490%	12/1/37	9,600,000	9,600,000	(a)(b)

Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.450%	7/1/16	9,235,000	9,235,000	(a)(b)

West Palm Beach, FL, Utility System Revenue, AGM, SPA-Dexia Credit Local	0.360%	10/1/38	1,490,000	1,490,000	(a)(b)

Total Florida				204,220,706

Georgia — 2.5%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.300%	10/1/33	5,000,000	5,000,000	(a)(b)

Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.290%	7/1/22	8,705,000	8,705,000	(a)(b)

Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.360%	12/1/27	2,585,000	2,585,000	(a)(b)(c)

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Georgia — continued

Floyd County, GA, Development Authority Revenue:

Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.300%	8/1/22	$5,600,000	$5,600,000	(a)(b)

Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.300%	3/1/24	3,050,000	3,050,000	(a)(b)

Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.300%	7/1/42	21,200,000	21,200,000	(a)(b)

Georgia State, GO:

Finance and Investment Commission, SPA-Dexia Credit Local	0.290%	12/1/26	2,900,000	2,900,000	(a)(b)

SPA-Dexia Credit Local	0.290%	12/1/26	2,254,000	2,254,000	(a)(b)

Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.340%	1/1/18	5,350,000	5,350,000	(a)(b)(c)

Municipal Electric Authority, GA, TECP, LOC-Landesbank
Hessen-Thuringen	0.280%	9/9/10	5,800,000	5,800,000

Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.300%	11/1/23	3,835,000	3,835,000	(a)(b)

Total Georgia				66,279,000

Illinois — 3.5%

Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.530%	7/1/26	1,975,000	1,975,000	(a)(b)(c)

Chicago, IL, Board of Education, GO, LOC-JPMorgan Chase	0.250%	3/1/35	6,425,000	6,425,000	(a)(b)

Chicago, IL, GO, SPA-JPMorgan Chase	0.250%	1/1/34	12,200,000	12,200,000	(a)(b)

Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.310%	1/1/35	4,700,000	4,700,000	(a)(b)(c)

Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.530%	10/1/34	2,450,000	2,450,000	(a)(b)(c)

Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.250%	1/1/39	2,500,000	2,500,000	(a)(b)

Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.270%	11/1/30	1,900,000	1,900,000	(a)(b)

Cook County, IL, Community High School District No. 228
Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	900,000	906,551

Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.310%	10/15/38	750,000	750,000	(a)(b)

Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.250%	5/1/31	10,280,000	10,280,000	(a)(b)

Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.390%	6/1/24	2,550,000	2,550,000	(a)(b)(c)

Illinois DFA:

Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.300%	11/1/14	200,000	200,000	(a)(b)

Glenwood School for Boys, LOC-Harris Bank	0.310%	2/1/33	4,500,000	4,500,000	(a)(b)

Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	0.800%	8/1/24	995,000	995,000	(a)(b)(c)

Illinois Finance Authority Revenue:

Beloit Memorial Hospital Inc., LOC-JPMorgan Chase	0.270%	4/1/36	7,200,000	7,200,000	(a)(b)

Carle Foundation, LOC-Northern Trust Co.	0.230%	2/15/33	8,900,000	8,900,000	(a)(b)

Central Dupage, LIQ-JPMorgan Chase	0.250%	11/1/38	100,000	100,000	(a)(b)

Chicago Symphony Orchestra, LOC-RBS Citizens N.A.	0.270%	5/1/48	2,835,000	2,835,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued

Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.250%	1/1/48	$1,000,000	$1,000,000	(a)(b)

Illinois College, LOC-U.S. Bank	0.300%	10/1/30	2,100,000	2,100,000	(a)(b)

Murphy Machine Products Inc, LOC-Bank of America N.A.	0.460%	11/1/33	3,740,000	3,740,000	(a)(b)(c)

Northwestern University	0.400%	3/1/11	4,300,000	4,300,000	(d)

Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC-FHLMC	0.310%	11/1/45	3,250,000	3,250,000	(a)(b)

Romeoville, IL, Revenue, Lewis University,
LOC-JPMorgan Chase	0.260%	10/1/36	6,580,000	6,580,000	(a)(b)

Total Illinois				92,336,551

Indiana — 3.6%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	900,000	900,000

Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank	0.300%	10/1/42	10,300,000	10,300,000	(a)(b)

Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.260%	3/1/36	4,365,000	4,365,000	(a)(b)

Indiana Finance Authority, Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.290%	3/1/33	2,075,000	2,075,000	(a)(b)

Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A.	0.310%	7/1/28	375,000	375,000	(a)(b)

Indiana State Finance Authority Revenue:

Lease Appropriation, SPA-Bank of New York	0.260%	2/1/35	7,550,000	7,550,000	(a)(b)

Lease Appropriation, SPA-Bank of Nova Scotia	0.250%	2/1/35	14,000,000	14,000,000	(a)(b)

Lease Appropriation, SPA-JPMorgan Chase	0.250%	2/1/37	10,295,000	10,295,000	(a)(b)

Marquette Project, LOC-Branch Banking & Trust	0.320%	3/1/39	5,015,000	5,015,000	(a)(b)

St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.390%	3/1/38	36,179,000	36,179,000	(a)(b)

St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.290%	3/1/42	2,000,000	2,000,000	(a)(b)

Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.460%	2/1/28	3,055,000	3,055,000	(a)(b)(c)

Total Indiana				96,109,000

Iowa — 0.4%

Iowa City, IA, Revenue, Act Inc., SPA-U.S. Bank N.A.	0.250%	4/1/32	2,600,000	2,600,000	(a)(b)

Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.250%	2/15/35	690,000	690,000	(a)(b)

Iowa Finance Authority, IDR:

Embria Health Sciences Project, LOC-Wells Fargo Bank	0.460%	6/1/32	2,800,000	2,800,000	(a)(b)(c)

PowerFilm Inc. Project, LOC-Bank of America N.A.	0.450%	6/1/28	1,800,000	1,800,000	(a)(b)(c)

Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.310%	7/1/34	2,470,000	2,470,000	(a)(b)(c)

Iowa Higher Education Loan Authority Revenue:

Private College, University of Dubuque, LOC-Northern Trust Co.	0.260%	4/1/35	400,000	400,000	(a)(b)

RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	1,150,000	1,158,569

Total Iowa				11,918,569

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Kentucky — 0.5%

Berea, KY, Educational Facilities Revenue, Berea College Project	0.250%	6/1/32	$200,000	$200,000	(a)(b)

Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.290%	3/1/36	8,255,000	8,255,000	(a)(b)

Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.270%	6/1/30	965,000	965,000	(a)(b)

Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.290%	7/1/38	4,440,000	4,440,000	(a)(b)

Total Kentucky				13,860,000

Louisiana — 4.9%

East Baton Rouge Parish, LA, Sales Tax Revenue, Road & Street Improvement, LOC-Dexia Credit Local	0.400%	8/1/30	29,300,000	29,300,000	(a)(b)

Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.320%	11/1/37	11,520,000	11,520,000	(a)(b)

Louisiana PFA Revenue:

Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.250%	10/1/33	22,085,000	22,085,000	(a)(b)

Tiger Athletic, LOC-Capital One N.A., FHLB	0.280%	9/2/33	7,000,000	7,000,000	(a)(b)

Tiger Athletic, LOC-Capital One N.A., FHLB	0.280%	9/2/39	5,450,000	5,450,000	(a)(b)

Louisiana State Offshore Terminal Authority,
Deepwater Port Revenue:

Loop LLC Project, LOC-SunTrust Bank	0.350%	9/1/14	10,750,000	10,750,000	(a)(b)

Loop LLC Project, LOC-SunTrust Bank	0.580%	9/1/27	34,100,000	34,100,000	(a)(b)

St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.630%	7/1/38	10,500,000	10,500,000	(a)(b)

Total Louisiana				130,705,000

Maine — 0.1%

Biddeford, ME, GO, BAN	1.000%	4/15/11	2,500,000	2,506,765

Maryland — 3.1%

Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.450%	9/1/20	1,100,000	1,100,000	(a)(b)(c)

Howard County, MD, Revenue, Refunding, Glenelg Country School, LOC-PNC Bank N.A.	0.290%	7/1/26	2,900,000	2,900,000	(a)(b)

John Hopkins University Revenue, TECP	0.330%	9/7/10	6,800,000	6,800,000

John Hopkins University Revenue, TECP	0.330%	9/8/10	1,400,000	1,400,000

John Hopkins University Revenue, TECP	0.270%	10/13/10	2,100,000	2,100,000

John Hopkins University Revenue, TECP	0.270%	10/14/10	5,400,000	5,400,000

John Hopkins University Revenue, TECP:

Maryland Health & Higher EFA	0.330%	9/8/10	2,000,000	2,000,000

Maryland Health & Higher EFA	0.350%	10/6/10	6,600,000	6,600,000

Maryland State Economic Development Corp. Revenue:

Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.340%	4/1/26	6,355,000	6,355,000	(a)(b)(c)

Your Public Radio Corp. Project, LOC-PNC Bank	0.290%	11/15/22	3,855,000	3,855,000	(a)(b)

Maryland State Health & Higher EFA Revenue:

University of Maryland Medical System, LOC-Bank of America N.A.	0.310%	7/1/41	11,350,000	11,350,000	(a)(b)

University of Maryland Medical System, LOC-PNC Bank N.A.	0.260%	7/1/41	1,000,000	1,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued

Maryland State Stadium Authority, Sports Facilities
Lease Revenue:

Refunding, Football Stadium, SPA-Dexia Credit Local	0.330%	3/1/26	$6,590,000	$6,590,000	(a)(b)

SPA - Dexia Credit Local	0.450%	12/15/19	8,885,000	8,885,000	(a)(b)(c)

Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.290%	11/1/29	3,100,000	3,100,000	(a)(b)

Washington Suburban Sanitation District, MD, GO:

BAN, SPA-Helaba	0.300%	6/1/23	4,700,000	4,700,000	(a)(b)

BAN, SPA-Landesbank Hessen-Thuringen	0.290%	6/1/23	7,200,000	7,200,000	(a)(b)

Total Maryland				81,335,000

Massachusetts — 2.8%

Amherst, MA, GO, BAN	1.250%	7/20/11	7,100,000	7,137,957

Bedford, MA, GO, BAN	1.000%	1/14/11	1,120,000	1,122,087

Malden, MA, GO, BAN	1.250%	4/29/11	5,400,000	5,425,065

Massachusetts Bay Transportation Authority, Sales Tax Revenue, SPA-JPMorgan Chase	0.310%	7/1/21	600,000	600,000	(a)(b)

Massachusetts Bay Transportation Authority, TECP, BAN, LOC-Fortis Bank	0.300%	10/13/10	10,800,000	10,800,000

Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.270%	2/1/32	7,580,000	7,580,000	(a)(b)

Massachusetts State DFA Revenue:

Boston University, LOC-Bank of America N.A.	0.240%	10/1/42	450,000	450,000	(a)(b)

Harvard University	0.170%	7/15/33	500,000	500,000	(a)(b)

Marine Biological Laboratory, LOC-JPMorgan Chase	0.300%	10/1/36	880,000	880,000	(a)(b)

Notre Dame Health Care Center, LOC-KBC Bank NV	0.350%	10/1/29	4,750,000	4,750,000	(a)(b)

Phillips Academy, SPA-Bank of New York	0.280%	9/1/33	1,410,000	1,410,000	(a)(b)

St. Mark’s School, LOC-Bank of America	0.280%	8/1/34	1,570,000	1,570,000	(a)(b)

Wentworth Institute of Technology, LOC-JPMorgan Chase	0.290%	10/1/33	100,000	100,000	(a)(b)

Massachusetts State HEFA Revenue:

Capital Asset Program, LOC-Bank of America	0.230%	1/1/35	100,000	100,000	(a)(b)

Great Brook Valley Health, LOC-TD Banknorth N.A.	0.280%	12/1/36	1,300,000	1,300,000	(a)(b)

Harvard Vanguard Medical Associates, LOC-Bank of America	0.240%	7/1/29	300,000	300,000	(a)(b)

Museum of Fine Arts, SPA-Bank of America N.A.	0.260%	12/1/37	6,700,000	6,700,000	(a)(b)

Partners Healthcare Systems	0.200%	7/1/17	300,000	300,000	(a)(b)

Partners Healthcare Systems, SPA-JPMorgan Chase	0.240%	7/1/38	370,000	370,000	(a)(b)

Refunding, Fairview Extended, LOC-Bank of America	0.270%	1/1/27	1,100,000	1,100,000	(a)(b)

Wellesley College	0.200%	7/1/22	440,000	440,000	(a)(b)

Williams College	0.260%	8/1/14	1,100,000	1,100,000	(a)(b)

Massachusetts State HFA, Housing Revenue:

AGM, SPA-Dexia Credit Local	0.430%	12/1/30	860,000	860,000	(a)(b)(c)

LOC-Lloyds TSB Bank PLC	0.310%	12/1/41	1,090,000	1,090,000	(a)(b)(c)

Massachusetts State, GO:

Central Artery, SPA-State Street Bank & Trust Co.	0.280%	12/1/30	300,000	300,000	(a)(b)

Refunding, SPA-Landesbank Hessen-Thuringen	0.290%	1/1/21	5,000,000	5,000,000	(a)(b)

Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	5,700,000	5,715,018

Quincy, MA, GO, BAN	1.250%	1/28/11	4,500,000	4,514,626

Worcester, MA, GO, BAN	1.250%	11/5/10	1,825,000	1,827,268

Total Massachusetts				73,342,021

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Michigan — 1.4%

Michigan Finance Authority	4.750%	8/22/11	$18,000,000	$18,147,301

Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit	0.260%	11/1/36	12,445,000	12,445,000	(a)(b)

Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Symphony Orchestra Inc., LOC-LaSalle Bank Midwest	0.260%	6/1/31	1,000,000	1,000,000	(a)(b)

Michigan State, GO	2.000%	9/30/10	3,300,000	3,303,838

University of Michigan Revenue, Hospital	0.250%	12/1/35	1,200,000	1,200,000	(a)(b)

Total Michigan				36,096,139

Minnesota — 1.2%

Minnesota State Higher Education Facilities Authority Revenue, Carleton College, SPA-Wells Fargo Bank N.A.	0.270%	11/1/29	1,930,000	1,930,000	(a)(b)

Minnesota State Housing Finance Agency:

Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.310%	1/1/32	2,390,000	2,390,000	(a)(b)(c)

Residential Housing Finance,
SPA-Lloyds TSB Bank PLC	0.310%	1/1/36	6,190,000	6,190,000	(a)(b)(c)

Residential Housing, SPA-Lloyds TSB Bank	0.310%	1/1/35	5,480,000	5,480,000	(a)(b)(c)

Residential Housing, SPA-Lloyds TSB Bank PLC	0.310%	1/1/33	3,300,000	3,300,000	(a)(b)(c)

Residential Housing, SPA-Lloyds TSB Bank PLC	0.310%	7/1/33	3,610,000	3,610,000	(a)(b)(c)

Regents of The University of Minnesota, GO, TECP	0.260%	10/14/10	5,400,000	5,400,000

Regents of The University of Minnesota, TECP	0.380%	10/5/10	2,900,000	2,900,000

University of Minnesota, GO, TECP	0.400%	10/12/10	1,300,000	1,300,000

University of Minnesota, TECP	0.400%	10/12/10	600,000	600,000

Total Minnesota				33,100,000

Mississippi — 0.2%

Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-PNC Bank N.A.	0.290%	3/1/17	4,445,000	4,445,000	(a)(b)

Missouri — 2.0%

Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.250%	5/15/34	9,900,000	9,900,000	(a)(b)

Missouri State Public Utilities Commission Revenue:

Interim Construction Notes	0.270%	10/14/10	1,800,000	1,800,000

Interim Construction Notes	2.000%	8/1/11	7,900,000	7,989,588

Missouri State, HEFA, Revenue, BJC Health System, SPA-U.S. Bank N.A.	0.260%	5/15/38	3,000,000	3,000,000	(a)(b)

Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.350%	9/1/26	1,965,000	1,965,000	(a)(b)(c)

St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.310%	12/1/33	7,975,000	7,975,000	(a)(b)

St. Louis, MO, IDA, MFH Revenue, St. Luke’s Plaza Apartments, LOC-Bank of America N.A.	0.280%	6/1/42	5,400,000	5,400,000	(a)(b)

University of Missouri, University Revenues, System Facilities	0.250%	11/1/30	9,900,000	9,900,000	(a)(b)

Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.450%	12/1/28	6,200,000	6,200,000	(a)(b)(c)

Total Missouri				54,129,588

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	900,000	900,000	(d)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Nebraska — 1.2%

Nebraska Investment Finance Authority:

Single-Family Housing Revenue, SPA-FHLB	0.290%	9/1/33	$1,660,000	$1,660,000	(a)(b)(c)

Single-Family Housing Revenue, SPA-FHLB	0.290%	9/1/35	3,530,000	3,530,000	(a)(b)(c)

Nebraska Public Power District, TECP:

LIQ-Bank of Nova Scotia	0.340%	9/8/10	14,300,000	14,300,000

LIQ-Bank of Nova Scotia	0.370%	9/9/10	2,600,000	2,600,000

LOC-Bank of Nova Scotia	0.340%	9/9/10	2,000,000	2,000,000

Omaha, NE, Public Power District, TECP:

LOC-JPMorgan Chase	0.340%	9/8/10	4,850,000	4,850,000

LOC-JPMorgan Chase	0.270%	9/15/10	2,400,000	2,400,000

Total Nebraska				31,340,000

Nevada — 2.7%

Clark County, NV, Airport Revenue:

AGM, SPA-Dexia Credit Local	0.340%	7/1/22	19,700,000	19,700,000	(a)(b)(c)

Junior Subordinated Lien Notes	2.500%	6/1/11	7,000,000	7,097,151

Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.400%	10/7/10	3,800,000	3,800,000

Las Vegas Valley, NV, Water District, GO, TECP:

LOC-JPMorgan Chase	0.350%	9/15/10	8,000,000	8,000,000

LOC-JPMorgan Chase	0.360%	10/13/10	6,700,000	6,700,000

LOC-JPMorgan Chase	0.370%	11/9/10	18,800,000	18,800,000

Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.250%	6/1/42	5,730,000	5,730,000	(a)(b)

Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.280%	10/6/10	3,200,000	3,200,000

Total Nevada				73,027,151

New Hampshire — 1.7%

Merrimack County, NH, GO, TAN	1.250%	12/30/10	8,000,000	8,008,000	(e)

New Hampshire HEFA Revenue:

Dartmouth College, SPA-JPMorgan Chase	0.230%	6/1/41	20,425,000	20,425,000	(a)(b)

Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.360%	8/1/31	10,400,000	10,400,000	(a)(b)

New Hampshire State Business Finance Authority Revenue, Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.250%	10/1/37	7,725,000	7,725,000	(a)(b)

Total New Hampshire				46,558,000

New Jersey — 3.8%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	9,137,000	9,184,360

Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	1,305,000	1,308,498

Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.250%	1/1/26	11,140,000	11,140,000	(a)(b)

East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	5,900,000	5,919,011

Ewing Township, NJ, GO, BAN	1.250%	11/5/10	1,057,000	1,057,279

Franklin Lakes, NJ, GO, BAN	1.000%	10/28/10	1,842,000	1,842,799

Glassboro, NJ, GO, BAN	1.500%	1/26/11	1,144,024	1,146,990

Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	791,424	794,146

Hudson County, NJ, Improvement Authority:

County-GTD Pooled Notes	1.750%	9/3/10	20,000,000	20,000,813

County-GTD Pooled Notes	1.250%	1/19/11	1,200,000	1,202,603

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued

Middlesex County, NJ, GO, BAN	1.250%	6/8/11	$810,000	$814,511

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	6,700,000	6,717,040

Montclair Township, NJ, GO, BAN	1.500%	12/17/10	7,900,000	7,925,429

Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	3,310,000	3,322,589

New Jersey EDA Revenue, School Facilities Construction, LOC-Bank of Nova Scotia	0.240%	3/1/26	5,000,000	5,000,000	(a)(b)

New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.200%	9/1/31	13,500,000	13,500,000	(a)(b)

New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.270%	7/1/43	2,000,000	2,000,000	(a)(b)

Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	640,000	640,326

Ringwood Boro, NJ, GO, BAN	1.250%	11/5/10	2,022,750	2,023,784

South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	1,190,000	1,193,821

Trenton, NJ, GO, BAN	3.500%	12/10/10	748,000	749,796

Verona Township, NJ, GO:

BAN	1.500%	12/15/10	1,300,000	1,304,095

BAN	1.000%	8/12/11	2,500,000	2,507,254

Total New Jersey				101,295,144

New York — 6.9%

Albany, NY, GO, BAN	2.000%	7/8/11	8,348,939	8,434,739

East Rockaway, NY, GO, BAN	1.500%	7/15/11	2,855,000	2,871,957

Hamburg Town, NY, GO, BAN	1.250%	7/13/11	5,326,200	5,349,459

Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	8,600,000	8,622,054

Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	2,000,000	2,004,195

Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	8,144,000	8,182,216

Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co.	0.240%	5/1/33	300,000	300,000	(a)(b)

Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	3,270,000	3,279,738

MTA, NY, Revenue:

LOC-BNP Paribas	0.230%	11/1/26	2,000,000	2,000,000	(a)(b)

Transportation, LOC-Landesbank Hessen-Thuringen	0.230%	11/1/35	9,800,000	9,800,000	(a)(b)

MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.330%	11/8/10	20,900,000	20,900,000

New York City, NY, GO:

LIQ-Dexia Credit Local	0.270%	4/1/35	4,650,000	4,650,000	(a)(b)

LOC-Landesbank Hessen-Thuringen	0.270%	8/1/24	14,530,000	14,530,000	(a)(b)

SPA-Wells Fargo Bank N.A.	0.200%	4/1/32	4,300,000	4,300,000	(a)(b)

New York City, NY, MFA, Water & Sewer System Revenue:

Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.240%	6/15/34	5,040,000	5,040,000	(a)(b)

Second General Resolution, SPA-Fortis Bank S.A.	0.200%	6/15/36	6,425,000	6,425,000	(a)(b)

New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue:

SPA-Landesbank Hessen-Thuringen	0.280%	6/15/39	23,485,000	23,485,000	(a)(b)

SPA-Lloyds TSB Bank PLC	0.240%	6/15/24	500,000	500,000	(a)(b)

New York City, NY, TFA, New York City Recovery Project Revenue:

SPA-Royal Bank of Canada	0.230%	11/1/22	3,400,000	3,400,000	(a)(b)

Subordinated, LIQ-Landesbank Hessen-Thuringen	0.240%	11/1/22	1,955,000	1,955,000	(a)(b)

Subordinated, LIQ-Landesbank Hessen-Thuringen	0.300%	11/1/22	6,970,000	6,970,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

New York — continued

New York City, NY, Trust for Cultural Resources Revenue:

Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.240%	12/1/35	$1,400,000	$1,400,000	(a)(b)

New York Botanical Garden, LOC-JPMorgan Chase	0.250%	7/1/32	4,390,000	4,390,000	(a)(b)

New York State Dormitory Authority Revenue, Non-State Supported Debt:

North Shore Long Island Jewish Medical Center, LOC-JP Morgan Chase	0.260%	7/1/39	900,000	900,000	(a)(b)

Wagner College, LOC-TD Bank N.A.	0.250%	7/1/38	1,360,000	1,360,000	(a)(b)

New York State HFA, Revenue Victory Housing, LIQ-FHLMC	0.280%	11/1/33	5,000,000	5,000,000	(a)(b)(c)

Newstead, NY, GO, BAN	1.500%	7/27/11	1,900,000	1,904,898

Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	6,800,000	6,817,924

Sherburne Earlville, NY, CSD, GO, BAN	1.500%	6/30/11	7,725,500	7,754,608

Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	4,100,000	4,111,510

Susquehanna Valley, NY, CSD, GO, BAN	1.250%	7/29/11	6,900,000	6,922,276

Triborough Bridge & Tunnel Authority, NY, Revenue:

LOC-State Street Bank & Trust Co.	0.240%	1/1/32	200,000	200,000	(a)(b)

Refunding, Gem Subordinated, SPA-Bank of America	0.290%	1/1/32	500,000	500,000	(a)(b)

Total New York				184,260,574

North Carolina — 1.7%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.340%	1/15/44	1,200,000	1,200,000	(a)(b)

Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank	0.530%	1/1/37	6,880,000	6,880,000	(a)(b)(c)

Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.300%	2/1/26	6,125,000	6,125,000	(a)(b)

North Carolina Capital Facilities Finance Agency:

Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.300%	5/1/24	3,590,000	3,590,000	(a)(b)

Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.390%	2/1/25	2,880,000	2,880,000	(a)(b)

North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.290%	8/1/28	850,000	850,000	(a)(b)

North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.290%	3/1/19	880,000	880,000	(a)(b)

North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.300%	6/1/36	4,885,000	4,885,000	(a)(b)

Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.260%	2/1/34	9,900,000	9,900,000	(a)(b)

Winston Salem, NC, COP, SPA-Dexia Credit Local	0.290%	8/1/11	8,750,000	8,750,000	(a)(b)

Total North Carolina				45,940,000

North Dakota — 0.1%

North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.340%	7/1/34	1,660,000	1,660,000	(a)(b)(c)

Ohio — 1.9%

Dublin, OH, City School District, GO, BAN	1.000%	10/14/10	1,400,000	1,401,028

Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.390%	8/1/47	14,740,000	14,740,000	(a)(b)

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued

Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.330%	9/9/10	$12,700,000	$12,700,000

Ohio State University, General Receipts	0.240%	12/1/28	1,280,000	1,280,000	(a)(b)

Ohio State University, TECP	0.300%	11/8/10	745,000	745,000

Ohio State, GO:

Common Schools	0.240%	6/15/26	680,000	680,000	(a)(b)

Refunding and Improvement Infrastructure	0.270%	2/1/19	400,000	400,000	(a)(b)

Summit County, OH, Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth Third Bank	0.550%	11/1/36	11,325,000	11,325,000	(a)(b)

Summit County, OH, Revenue, Goodwill Industries of Akron Inc., LOC-Fifth Third Bank	0.480%	12/1/29	4,400,000	4,400,000	(a)(b)

University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	1,400,000	1,403,961

University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	2,400,000	2,413,883

Total Ohio				51,488,872

Oklahoma — 0.7%

Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.300%	10/14/10	6,400,000	6,400,000

Oklahoma State Turnpike Authority Revenue:

SPA-JPMorgan Chase	0.250%	1/1/28	7,060,000	7,060,000	(a)(b)

SPA-Lloyds TSB Bank PLC	0.250%	1/1/28	4,000,000	4,000,000	(a)(b)

Total Oklahoma				17,460,000

Oregon — 2.6%

Clackamas County, OR, Hospital Facility Authority, TECP:

Providence Health System	0.340%	10/4/10	5,200,000	5,200,000

Providence Health System	0.400%	1/4/11	10,900,000	10,900,000

Medford, OR, Hospital Facilities Authority Revenue:

Cascade Manor Project, LOC-KBC Bank N.V.	0.280%	7/1/36	4,285,000	4,285,000	(a)(b)

Rogue Valley Manor Project, LOC-Wells Fargo Bank N.A.	0.220%	8/15/32	14,200,000	14,200,000	(a)(b)

Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, LOC-Dexia Credit Local	0.290%	11/15/26	4,500,000	4,500,000	(a)(b)

Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.300%	7/1/35	15,000,000	15,000,000	(a)(b)(c)

Oregon State, Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.300%	7/1/34	7,100,000	7,100,000	(a)(b) (c)

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.320%	5/1/34	3,175,000	3,175,000	(a)(b)

Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.460%	9/1/27	4,685,000	4,685,000	(a)(b)(c)

Total Oregon				69,045,000

Pennsylvania — 4.1%

Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.250%	7/1/27	12,250,000	12,250,000	(a)(b)

Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.260%	7/1/31	450,000	450,000	(a)(b)

Crawford County, PA, IDA College Revenue, Allegheny College, LOC-PNC Bank N.A.	0.290%	11/1/39	2,000,000	2,000,000	(a)(b)

Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.370%	5/1/21	1,765,000	1,765,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued

Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.370%	6/1/22	$7,160,000	$7,160,000	(a)(b)

Montgomery County, PA, IDA Revenue, Lasalle College High School, LOC-PNC Bank N.A.	0.290%	11/1/38	1,875,000	1,875,000	(a)(b)

New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.290%	6/1/33	2,670,000	2,670,000	(a)(b)

Pennsylvania Economic Development Financing Authority Revenue:

LOC-PNC Bank N.A.	0.340%	12/1/13	1,875,000	1,875,000	(a)(b)(c)

NHS-AVS LLC, LOC-Commerce Bank	0.250%	12/1/38	8,070,000	8,070,000	(a)(b)

Pennsylvania Economic Development Financing Authority, TECP, LOC-Wells Fargo Bank N.A.	0.620%	12/1/38	5,000,000	5,000,000	(a)(b)

Pennsylvania Housing Finance Agency:

Building Development, SPA-PNC Bank N.A.	0.290%	1/1/34	2,100,000	2,100,000	(a)(b)

SPA-Dexia Credit Local	0.390%	10/1/36	18,190,000	18,190,000	(a)(b)(c)

Philadelphia, PA, Authority for IDR:

Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.250%	3/1/27	7,300,000	7,300,000	(a)(b)

Springside School, LOC-PNC Bank	0.290%	6/1/37	2,950,000	2,950,000	(a)(b)

Philadelphia, PA, GO, TRAN	2.000%	6/30/11	13,000,000	13,138,866

Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.300%	11/1/38	200,000	200,000	(a)(b)

Saint Mary Hospital Authority Bucks County, Catholic Health	0.320%	5/1/44	900,000	900,000	(a)(b)

State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.320%	9/1/24	20,875,000	20,875,000	(a)(b)

Total Pennsylvania				108,768,866

Puerto Rico — 0.2%

Commonwealth of Puerto Rico, GO:

LOC-Wells Fargo Bank N.A.	0.240%	7/1/34	700,000	700,000	(a)(b)

Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.190%	7/1/32	400,000	400,000	(a)(b)

Public Improvements, AGM, SPA-Dexia Bank	0.290%	7/1/24	3,700,000	3,700,000	(a)(b)

Total Puerto Rico				4,800,000

Rhode Island — 0.0%

Coventry, RI, GO, BAN	1.250%	4/12/11	1,100,000	1,103,733

South Carolina — 0.5%

Lexington, SC, GO, BAN	1.250%	6/30/11	1,000,000	1,004,518

Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.310%	12/1/25	1,125,000	1,125,000	(a)(b)

South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.370%	12/1/38	7,000,000	7,000,000	(a)(b)(c)

South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.300%	6/1/35	1,940,000	1,940,000	(a)(b)

Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank N.A.	0.480%	10/1/10	1,900,000	1,900,000	(c)(d)

Total South Carolina				12,969,518

South Dakota — 0.6%

South Dakota Housing Development Authority:

Homeownership Mortgage, LOC-FHLB	0.310%	5/1/39	4,300,000	4,300,000	(a)(b)

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.330%	5/1/32	11,590,000	11,590,000	(a)(b)

Total South Dakota				15,890,000

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Tennessee — 0.8%

Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.300%	6/1/37	$1,000,000	$1,000,000	(a)(b)

Jackson, TN, Energy Authority Electric System Revenue, LOC-Fifth Third Bank	0.490%	4/1/29	9,505,000	9,505,000	(a)(b)

Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,900,000	1,923,991

Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.340%	1/1/30	3,596,000	3,596,000	(a)(b)(c)

Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, TECP:

LOC-JPMorgan Chase	0.330%	12/7/10	2,600,000	2,600,000

LOC-U.S. Bank N.A.	0.330%	12/7/10	1,700,000	1,700,000

Total Tennessee				20,324,991

Texas — 6.9%

Austin, TX, Airport Systems Revenue, AGM, SPA-Dexia Credit Local	0.360%	11/15/25	27,045,000	27,045,000	(a)(b)(c)

Austin, TX, ISD, TECP, LOC-Bank of America N.A.	0.330%	9/7/10	17,300,000	17,300,000

Bexar, TX, Metropolitan Water District, TECP, LOC-Bank of America N.A.	0.380%	10/7/10	1,200,000	1,200,000

Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan Chase	0.250%	9/1/41	1,000,000	1,000,000	(a)(b)

Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.280%	10/1/29	5,000,000	5,000,000	(a)(b)

Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project	0.400%	10/1/10	2,800,000	2,800,000	(c)(f)

Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.250%	9/1/31	200,000	200,000	(a)(b)

Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:

Methodist Hospital System	0.370%	11/4/10	8,400,000	8,400,000

Methodist Hospital System	0.450%	1/11/11	6,000,000	6,000,000

Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.300%	9/9/10	17,200,000	17,200,000

Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.340%	6/1/27	18,400,000	18,400,000	(a)(b)

Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.400%	10/6/10	9,800,000	9,800,000

Houston, TX, Higher Education Finance Corp., TECP:

Rice University	0.350%	9/14/10	2,700,000	2,700,000

Rice University	0.330%	10/7/10	2,900,000	2,900,000

Rice University	0.330%	12/7/10	2,600,000	2,600,000

Rice University	0.360%	12/8/10	6,500,000	6,500,000

Houston, TX, TECP, Hotel Occupancy Tax & Parking Revenue, LOC-Bank of New York	0.300%	11/9/10	400,000	400,000

North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.350%	12/1/38	10,800,000	10,800,000	(a)(b)(c)

San Antonio, TX, Electric and Gas, TECP:

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.370%	10/7/10	4,400,000	4,400,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Texas — continued

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.360%	10/13/10	$1,000,000	$1,000,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.350%	10/14/10	12,000,000	12,000,000

LOC-State Street Bank & Trust Co., Bank of America N.A.	0.380%	10/14/10	5,100,000	5,100,000

San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.360%	1/1/29	730,000	730,000	(a)(b)(c)

Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.450%	1/1/17	5,060,000	5,060,000	(a)(b)

Texas A&M University, TECP	0.350%	10/6/10	1,600,000	1,600,000

Texas Public Finance Authority, GO, TECP	0.350%	9/13/10	800,000	800,000

Texas Technical University Revenue Financing System, TECP	0.320%	9/13/10	1,600,000	1,600,000

Texas Technical University Revenue Financing System, TECP	0.350%	10/6/10	1,259,000	1,259,000

Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.360%	5/1/26	3,315,000	3,315,000	(a)(b)(c)

Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.310%	7/1/20	3,650,000	3,650,000	(a)(b)

University of North Texas, TECP	0.310%	10/8/10	1,900,000	1,900,000

Total Texas				182,659,000

Utah — 0.2%

Utah Housing Corp., Single-Family Mortgage Revenue, SPA-FHLB	0.350%	7/1/33	5,300,000	5,300,000	(a)(b)(c)

Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.260%	2/15/31	800,000	800,000	(a)(b)

Total Utah				6,100,000

Virginia — 1.6%

Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.290%	10/1/48	1,000,000	1,000,000	(a)(b)

Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.320%	12/1/37	7,500,000	7,500,000	(a)(b)

Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.270%	6/1/35	5,745,000	5,745,000	(a)(b)

Norfolk, VA, Redevelopment & Housing Authority Revenue, Old Dominion University Project, LOC-Bank of America N.A.	0.250%	8/1/33	9,795,000	9,795,000	(a)(b)

Prince William County, VA, COP, Prince William County Facilities, LOC-Wells Fargo Bank N.A.	0.280%	9/1/26	335,000	335,000	(a)(b)

Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.250%	11/1/36	8,530,000	8,530,000	(a)(b)

Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.250%	2/1/26	1,850,000	1,850,000	(a)(b)

Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	11/1/30	4,000,000	4,000,000	(a)(b)

Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.310%	1/1/36	2,500,000	2,500,000	(a)(b)

Total Virginia				41,255,000

Washington — 0.4%

Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.290%	12/1/38	3,980,000	3,980,000	(a)(b)

Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, AGM, SPA-U.S. Bank N.A.	0.250%	8/15/41	2,675,000	2,675,000	(a)(b)

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Washington — continued

Washington State HFC, MFH Revenue:

Cambridge Apartments, LIQ-FNMA	0.290%	12/15/44	$1,200,000	$1,200,000	(a)(b)

The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.350%	8/1/41	2,200,000	2,200,000	(a)(b)(c)

Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.290%	1/1/27	500,000	500,000	(a)(b)

Total Washington				10,555,000

West Virginia — 0.3%

Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A.	0.290%	12/1/37	4,050,000	4,050,000	(a)(b)

West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.290%	6/1/32	2,985,000	2,985,000	(a)(b)

Total West Virginia				7,035,000

Wisconsin — 3.3%

Wisconsin Housing & EDA, Housing Revenue, AGM, SPA-FHLB	0.300%	5/1/44	8,340,000	8,340,000	(a)(b)(c)

Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.230%	4/1/35	33,050,000	33,050,000	(a)(b)

Wisconsin State, GO, TECP	0.320%	9/9/10	12,900,000	12,900,000

Wisconsin State, GO, TECP	0.500%	9/9/10	3,300,000	3,300,000

Wisconsin State, GO, TECP	0.340%	9/10/10	29,000,000	29,000,000

Total Wisconsin				86,590,000

Wyoming — 0.0%

Sweetwater County, WY, Environmental Important Revenue, Simplot Phosphates LLC, LOC-Rabobank Nederland	0.340%	7/1/26	1,300,000	1,300,000	(a)(b)(c)

Total Investments — 100.3% (Cost — $2,662,318,255#)				2,662,318,255

Liabilities in Excess of Other Assets — (0.3)%				(9,104,974)

Total Net Assets — 100.0%				$2,653,213,281

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Maturity date shown represents the mandatory tender date.
(e)	Security is purchased on a when-issued basis.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governor
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance — Insured Bonds
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

See Notes to Financial Statements.

   | Tax Free Reserves Portfolio 2010 Annual Report

Schedule of investments (cont’d)
August 31, 2010

Tax Free Reserves Portfolio

Summary of Investments by Industry*

Health care	20.1%

General obligation	14.1

Education	13.4

Transportation	10.0

Industrial revenue	6.6

Miscellaneous	5.7

Water & sewer	5.6

Housing: single family	4.6

Utilities	4.5

Finance	3.4

Housing: multi-family	3.3

Power	2.7

Public facilities	2.3

Tax allocation	2.0

Other	0.8

Pollution control	0.7

Solid waste/resource recovery	0.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2010 and are subject to change.

Ratings Table† (unaudited)

S&P/Moody’s/Fitch‡

A-1	65.0%

VMIG 1	17.4

SP-1	4.1

P-1	2.9

F1	2.3

MIG 1	1.9

AAA/Aaa	0.2

A	0.1

NR	6.1

100.0%

†	As a percentage of total investments.
‡

S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs and these ratings may be higher or lower.
See pages 47 through 49 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) —Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”) —Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

   | Tax Free Reserves Portfolio 2010 Annual Report

Bond ratings (unaudited) (cont’d)

Fitch Ratings Service (“Fitch”) —Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”,”CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Tax Free Reserves Portfolio 2010 Annual Report |

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B”category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature- VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

   |  Tax Free Reserves Portfolio 2010 Annual Report

Statement of assets and liabilities
August 31, 2010

Assets:

Investments, at value	$2,662,318,255

Cash	14,539,471

Interest receivable	2,273,392

Total Assets	2,679,131,118

Liabilities:

Payable for securities purchased	25,565,817

Investment management fee payable	283,640

Trustees’ fees payable	7,043

Accrued expenses	61,337

Total Liabilities	25,917,837

Total Net Assets	$2,653,213,281

Represented by:

Paid-in Capital	$2,653,213,281

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Statement of operations
For the Year Ended August 31, 2010

Investment Income:

Interest	$8,261,149

Expenses:

Investment management fee (Note 2)	3,767,032

Legal fees	118,649

Trustees’ fees	39,448

Audit and tax	27,115

Custody fees	14,229

Miscellaneous expenses	25,780

Total Expenses	3,992,253
Less: Fee waivers and/or expense reimbursements (Note 2)	(225,118)
Compensating balance arrangements (Note 1)	(103)

Net Expenses	3,767,032

Net Investment Income	4,494,117

Net Realized Gain on Investments	5,109

Increase in Net Assets From Operations	$4,499,226

See Notes to Financial Statements.

   |  Tax Free Reserves Portfolio 2010 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2010	2009

Operations:

Net investment income	$4,494,117	$31,958,928

Net realized gain (loss)	5,109	(157,574)

Increase in Net Assets From Operations	4,499,226	31,801,354

Capital Transactions:

Proceeds from contributions	3,785,484,412	3,289,263,233

Value of withdrawals	(3,745,279,110)	(3,422,266,912)

Increase (Decrease) in Net Assets From Capital Transactions	40,205,302	(133,003,679)

Increase (Decrease) in Net Assets	44,704,528	(101,202,325)

Net Assets:

Beginning of year	2,608,508,753	2,709,711,078

End of year	$2,653,213,281	$2,608,508,753

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Financial highlights

For the years ended August 31:

	2010	2009	2008	2007	2006

Net assets, end of year (millions)	$2,653	$2,609	$2,710	$1,835	$1,680

Total return[1]	0.17%	1.22%	2.54%	3.56%	3.05%

Ratios to average net assets:
Gross expenses	0.16%	0.16%	0.16%	0.16%[2]	0.17%

Net expenses[3,4,5]	0.15	0.15	0.15	0.15 [2]	0.15

Net investment income	0.18	1.23	2.49	3.51	2.99

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[3]	As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.15%.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

   |  Tax Free Reserves Portfolio 2010 Annual Report

Notes to financial statements

1. Organization and significant accounting policies
Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2010, all investors in the Portfolio were portfolios advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$2,662,318,255	—	$2,662,318,255

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

Tax Free Reserves Portfolio 2010 Annual Report |

(c) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Compensating balance agreements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(f) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2010, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $225,118.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below

   |  Tax Free Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities
Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2010 the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully

Tax Free Reserves Portfolio 2010 Annual Report |

briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

   |  Tax Free Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

6. Regulatory matter
The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rules, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

Tax Free Reserves Portfolio 2010 Annual Report |

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio, a series of Master Portfolio Trust, as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 20, 2010

Tax Free Reserves Portfolio |

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Tax Free Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 1-800-625-4554 or 1-212-857-8181.

Independent Trustees†

Elliott J. Berv

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth	1938

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (200 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Jane F. Dasher

Year of birth	1949

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

   | Tax Free Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Rainer Greeven

Year of birth	1936

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen R. Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1985

Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Tax Free Reserves Portfolio |

Independent Trustees cont’d

Diana R. Harrington

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Susan M. Heilbron

Year of birth	1945

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years	President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

   | Tax Free Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

R. Richardson Pettit

Year of birth	1942

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth	1951

Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)

Number of funds in fund complex overseen by Trustee	135

Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Additional Officers:

Ted P. Becker

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Tax Free Reserves Portfolio |

Additional Officers cont’d

John Chiota

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1968

Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2007 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1954

Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1962

Position(s) with Trust	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)

Kaprel Ozsolak

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1965

Position(s) with Trust	Chief Financial Officer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

   | Tax Free Reserves Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Additional Officers cont’d

David Castano

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1971

Position(s) with Trust	Treasurer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to 2004)

Jeanne M. Kelly

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.
[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.
[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2009 and August 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $152,990 in 2009 and $111,600 in 2010.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $4,000 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $17,300 in 2009 and $22,800 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2010.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 26, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 26, 2010

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer
Master Portfolio Trust

Date:	October 26, 2010